Statement of financial position - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Assets
Property, plant and equipment	R 233,549	R 167,457
Assets under construction	127,764	165,361
Goodwill and other intangible assets	3,357	2,687
Equity accounted investments	9,866	10,991
Other long-term investments	1,248	951
Post-retirement benefit assets	1,274	1,498
Long-term receivables and prepaid expenses	6,317	4,646
Long-term financial assets	15	291
Deferred tax assets	8,563	4,096
Non-current assets	391,953	357,978
Assets in disposal groups held for sale	2,554	113
Short-term investments		85
Inventories	29,646	29,364
Tax receivable	730	3,302
Trade and other receivables	28,578	29,729
Short-term financial assets	630	1,536
Cash and cash equivalents	15,877	17,128
Current assets	78,015	81,257
Total assets	469,968	439,235
Equity and liabilities
Shareholders' equity	219,910	222,985
Non-controlling interests	5,885	5,623
Total equity	225,795	228,608
Long-term debt	127,350	89,411
Finance leases	7,445	7,280
Long-term provisions	17,622	15,160
Post-retirement benefit obligations	12,708	11,900
Long-term deferred income	924	879
Long-term financial liabilities	1,440	133
Deferred tax liabilities	27,586	25,908
Non-current liabilities	195,075	150,671
Liabilities in disposal groups held for sale	488	36
Short-term debt	3,783	14,709
Short-term provisions	3,289	3,508
Tax payable	1,039	2,318
Trade and other payables	39,466	37,150
Short-term deferred income	210	220
Short-term financial liabilities	765	1,926
Bank overdraft	58	89
Current liabilities	49,098	59,956
Total equity and liabilities	R 469,968	R 439,235